Investment in Affiliate (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment in Affiliate [Abstract]
Balance beginning of period	$ 38,805,802	$ 0
Investment in affiliate		37,602,811
Equity in net income of affiliate	1,986,590	2,749,866	0
Equity in other comprehensive loss of affiliate	(107,083)	0	0
Dividends received	(3,712,500)	(1,546,875)
Dilution effect	(2,943,720)
Impairment in investment in affiliate	(14,041,346)
Balance end of period	$ 19,987,743	$ 38,805,802	$ 0